Income Taxes, Net Operating Losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
State
Income Tax Disclosure
NOL carryforwards	$ 2,400.0
Deferred income tax asset for State NOL carryforwards	$ 114.2
State | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2016
State | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 1935
Federal
Income Tax Disclosure
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	$ 23.4
Federal | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 1935